Long term loan (Tables)	12 Months Ended
Dec. 31, 2021
Long term loan [Abstract]
Long term loan and interest
	December 31,
	2021	2020
	US$’000	US$’000
Long term loan principal	93,988	88,037
Unamortized debt issuance costs	(593)	(735)
Long term loan	93,395	87,302

Changes in long term loans from financing activities	There were no events of default or breaches of the covenants occurring for the year ended December 31, 2021 (December 31, 2020: no events).

Total
US$’000
Changes in long term loans from financing activities:
At January 1, 2021	88,741
Cash-flows
Proceeds from loans and borrowings	—
Acquired loans and borrowings	116,629
Repayment of loans and borrowings	(116,629)
Liability related
Paid in kind interest	5,947
Amortization of debt costs	146
Change in accrued interest	97
At December 31, 2021	94,931